Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Royalties payment		$ 18	$ 8	$ 19
Bank of Israel [Member]
Commitments and Contingencies [Line Items]
Bear interest rate		0.72%
Israel Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Research and development grant received		300.00%
Grant received	$ 738	$ 572
Israel Innovation Authority [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.50%